Changes in investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
InvestmentLineItems [Line Items]
Balance at 2020	R$ 43,153	R$ 63,843
Dividends and interest on equity	(295)	(1,912)
Equity in results of investees	9,239	(19,889)
Other comprehensive income	5,825	1,067
Other		44
Capital increase	1,001
Balance at 2021	58,923	43,153
Associate1 member
InvestmentLineItems [Line Items]
Balance at 2020	32,272	32,816
Dividends and interest on equity	(295)	(1,748)
Equity in results of investees	9,136	1,204
Balance at 2021	41,113	32,272
Associate3 member
InvestmentLineItems [Line Items]
Balance at 2020	10,697	30,887
Dividends and interest on equity		(164)
Equity in results of investees	103	(21,093)
Other comprehensive income	5,825	1,067
Balance at 2021	16,625	10,697
Associate4 member
InvestmentLineItems [Line Items]
Balance at 2020	184	140
Other		44
Capital increase	1,001
Balance at 2021	R$ 1,185	R$ 184